Employee benefits (Details 4) $ in Millions	Dec. 31, 2024 USD ($)
Pension Plans P P S P R [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	$ 2,684
Pension Plans P P S P R [Member] | Deficit Petros [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	259
Pension Plans P P S P R [Member] | Ordinary And Extraordinary Future Contributions Sponsor [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	3,744
Pension Plans P P S P R [Member] | Contributions Related T F C Sponsor [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	658
Pension Plans P P S P R [Member] | Financial Assumptions Method [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	(1,976)
Pension Plans P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	1,158
Pension Plans P P S P N R [Member] | Deficit Petros [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	93
Pension Plans P P S P N R [Member] | Ordinary And Extraordinary Future Contributions Sponsor [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	1,097
Pension Plans P P S P N R [Member] | Contributions Related T F C Sponsor [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	442
Pension Plans P P S P N R [Member] | Financial Assumptions Method [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liability	$ (474)